UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2017

Date of Reporting Period: 12/31/2016

Item 1. Schedule of Investments.

NICHOLAS EQUITY INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2016

SHARES OR
PRINCIPAL		VALUE
AMOUNT		------------
-------------

COMMON STOCKS -- 87.45%
	Consumer Discretionary - Durables &
	Apparel -- 1.88%
185,000	Tupperware Brands Corporation	$ 9,734,700
		------------

	Consumer Discretionary - Media -- 6.90%
174,080	Cinemark Holdings, Inc.	6,677,709
736,250	Gannett Co., Inc.	7,148,988
112,500	Time Warner Inc.	10,859,625
100,300	WPP plc	11,099,198
		------------
		35,785,520
		------------

	Consumer Discretionary - Retailing -- 4.57%
100,000	Foot Locker, Inc.	7,089,000
62,500	Home Depot, Inc. (The)	8,380,000
67,500	Lowe's Companies, Inc.	4,800,600
47,500	Target Corporation	3,430,925
		------------

		23,700,525
		------------

	Consumer Discretionary - Services -- 3.23%
125,000	Cedar Fair, L.P.	8,025,000
146,000	Six Flags Entertainment Corporation	8,754,160
		------------
		16,779,160
		------------

	Consumer Staples - Food & Staples
	Retailing -- 3.43%
215,000	Walgreens Boots Alliance, Inc.	17,793,400
		------------

	Consumer Staples - Food, Beverage &
	Tobacco -- 3.78%
132,300	B&G Foods, Inc.	5,794,740
104,500	Philip Morris International Inc.	9,560,705
80,000	Pinnacle Foods Inc.	4,276,000
		------------
		19,631,445
		------------

	Energy -- 5.25%
286,945	Dorchester Minerals, L.P.	5,035,885
455,000	EnLink Midstream Partners LP	8,381,100
219,600	Plains All American Pipeline, L.P.	7,090,884
177,178	Williams Partners L.P.	6,738,079
		------------
		27,245,948
		------------

	Financials - Banks -- 4.86%
125,000	PNC Financial Services Group, Inc. (The)	14,620,000
195,000	Webster Financial Corporation	10,584,600
		------------
		25,204,600
		------------

	Financials - Diversified -- 4.35%
265,000	Artisan Partners Asset Management Inc.	7,883,750
165,000	Northern Trust Corporation	14,693,250
		------------
		22,577,000
		------------

	Financials - Insurance -- 5.08%

70,000	Chubb Limited	9,248,400
415,000	Old Republic International Corporation	7,885,000
75,500	Willis Towers Watson Public Limited Company	9,232,140
		------------
		26,365,540
		------------

	Health Care - Equipment & Services -- 4.24%
202,500	Cardinal Health, Inc.	14,573,925
120,000	ResMed Inc.	7,446,000
		------------
		22,019,925
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 8.72%
240,000	Abbott Laboratories	9,218,400
147,500	AbbVie Inc.	9,236,450
165,000	Gilead Sciences, Inc.	11,815,650
460,000	Pfizer Inc.	14,940,800
		------------
		45,211,300
		------------

	Industrials - Capital Goods -- 2.64%
80,000	Snap-on Incorporated	13,701,600
		------------

	Industrials - Commercial & Professional
	Services -- 5.94%
75,000	CEB Inc.	4,545,000
85,000	Deluxe Corporation	6,086,850
190,300	KAR Auction Services, Inc.	8,110,586
287,500	Nielsen Holdings plc	12,060,625
		------------
		30,803,061
		------------

	Industrials - Transportation -- 2.27%
30,000	Macquarie Infrastructure Corporation	2,451,000
125,000	Ryder System, Inc.	9,305,000
		------------
		11,756,000
		------------

	Information Technology - Hardware &
	Equipment -- 5.54%
144,400	Apple Inc.	16,724,408
117,500	Harris Corporation	12,040,225
		------------
		28,764,633
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 3.81%
175,000	Maxim Integrated Products, Inc.	6,749,750
165,000	Microchip Technology Incorporated	10,584,750
40,000	Xilinx, Inc.	2,414,800
		------------
		19,749,300
		------------

	Information Technology - Software &
	Services -- 5.83%
52,500	International Business Machines Corporation	8,714,475
240,000	Microsoft Corporation	14,913,600
265,000	Sabre Corporation	6,611,750
		------------
		30,239,825
		------------

	Real Estate - Real Estate -- 2.12%
186,300	W.P. Carey Inc.	11,008,467
		------------

	Telecommunication Services -- 3.01%
185,000	AT&T Inc.	7,868,050
312,300	West Corporation	7,732,548

		------------
		15,600,598
		------------

	TOTAL COMMON STOCKS	453,672,546
	(cost $357,781,661)	------------

PREFERRED STOCKS -- 1.05%
	Financials - Diversified -- 0.10%
20,000	Charles Schwab Corporation (The) 5.95%,
	Non-Cumulative Preferred Stock, Series D	499,800

	Health Care - Pharmaceuticals, Biotechnology
	& Life Sciences -- 0.95%
6,500	Allergan plc 5.25%, Non-Cumulative Convertable
	Preferred Stock, Series A	4,948,125

		------------
	TOTAL PREFERRED STOCKS	5,447,925
	(cost $5,252,773)	------------

CONVERTIBLE PREFERRED STOCK -- 2.52%
	Energy -- 2.52%
265,000	Kinder Morgan, Inc. 9.75%, Cumulative
	Convertible Preferred Stock, Series A
	(cost $11,350,661)	13,053,900
		------------

SHORT-TERM INVESTMENTS -- 9.08%
	Commercial Paper - 8.34%
$1,000,000	Bemis Company, Inc. 01/03/17, 1.00%	1,000,000
1,600,000	Edison International 01/03/17, 0.90%	1,600,000
1,775,000	J.M. Smucker Company (The) 01/03/17, 0.85%	1,775,000
2,000,000	Edison International 01/04/17, 0.75%	1,999,958
1,800,000	Eversource Energy 01/05/17, 0.83%	1,799,917
1,500,000	UnitedHealth Group Incorporated 01/05/2017 0.92%	1,499,923
600,000	Anheuser-Busch InBev Worldwide Inc.
	01/06/17, 0.80%	599,960
1,400,000	Vectren Utility Holdings, Inc. 01/06/17, 1.00%	1,399,883
2,800,000	Medtronic Global Holdings S.C.A.
	01/09/17, 0.83%	2,799,613
2,000,000	Nissan Motor Acceptance Corporation
	01/10/17, 0.87%	1,999,662
3,000,000	UnitedHealth Group Incorporated 01/10/2017 0.78%	2,999,545
1,750,000	Hyundai Capital America, Inc. 01/11/17, 0.95%	1,749,631
1,500,000	Parker-Hannifin Corporation 01/11/17, 0.90%	1,499,700
1,925,000	AstraZeneca PLC 01/12/17, 0.80%	1,924,615
2,000,000	Anheuser-Busch InBev Worldwide Inc.
	01/13/17, 0.95%	1,999,472
1,000,000	Time Warner Inc. 01/13/17, 0.97%	999,731
2,400,000	Pacific Gas and Electric Company 01/17/17, 0.90%	2,399,160
1,000,000	Campbell Soup Company 01/18/17, 0.85%	999,646
1,000,000	Nissan Motor Acceptance Corporation
	01/18/17, 0.93%	999,613
1,500,000	Hyundai Capital Amer 01/19/17, 0.97%	1,499,353
675,000	AstraZeneca PLC 01/20/17, 1.00%	674,681
2,500,000	McDonald's Corporation 01/25/17, 0.90%	2,498,625
1,500,000	McDonald's Corp. 01/26/17, 0.92%	1,499,118
1,000,000	Clorox Company (The) 02/09/17, 1.05%	998,921
1,750,000	Clorox Company (The) 02/16/17, 0.95%	1,747,968
2,300,000	Rockwell Automation, Inc. 03/10/2017, 0.90%	2,296,205
		------------
		43,259,900
		------------

	Variable Rate Security - 0.74%
3,819,619	Morgan Stanley Liquidity Funds Government	3,819,619
	Portfolio (Institutional Class), 0.45%	------------

	TOTAL SHORT-TERM INVESTMENTS	47,079,519
	(cost $47,079,519)	------------

	TOTAL INVESTMENTS
	(cost $421,464,614) - 100.09%	519,253,891
		------------

	LIABILITIES, NET OF OTHER ASSETS - (0.09)%	(486,770)
		------------
	TOTAL NET ASSETS

(basis of percentages disclosed
	above) - 100%	$518,767,121
------------
------------

% Of net assets.

As of December 31, 2016, investment cost for federal tax purposes was $413,596,674 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$$125,293,019
Unrealized depreciation	(19,635,802)
------------
Net unrealized appreciation	$105,657,217
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$453,672,547
Preferred StockS(1)	5,447,925
Variable Rate Security	3,819,620
Level 2 -
Commercial Paper	43,259,900
Convertible Preferred Stock(1)	13,053,900
Level 3 -
None	--
------------
Total	$519,253,892
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: February 28, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: February 28, 2017

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: February 28, 2017